STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
STOCK-BASED COMPENSATION
Schedule of activity for restricted stock units

		Weighted
	Number of	Average Grant
	Shares	Date Fair Value
RSUs outstanding and nonvested, as of January 1, 2021	4,235	$16.63
Granted	5,781	17.79
Vested	(1,916)	18.44
RSUs outstanding and nonvested, as of December 31, 2021	8,100	18.83
Granted	741	6.45
Vested	(2,135)	18.58
Forfeited	(78)	15.90
RSUs outstanding and nonvested, as of December 31, 2022	6,628	$17.56

Schedule of replacement options

	Number of	Weighted Average
	Options	Fair Value
Balance as of January 1, 2021	—	$—
Replacement options issued	248	17.93
Options exercised	(37)	17.93
Options sold to cover income taxes	(13)	17.93
Balance as of December 31, 2021	198	17.93
Options exercised	(33)	17.93
Balance as of December 31, 2022	165	17.93